SHARE CAPITAL	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

	Six-months ended June 30, 2025	Year ended December 31, 2024
	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares
In issue at January 1	371,749	165,866
Issued for cash	13,447	81,628
Issued for non-cash consideration	-	124,255

At period end	385,196	371,749

	Six-months ended June 30, 2025	Year ended December 31, 2024
	ADS	ADS
In thousands of ADSs
Balance at January 1	18,587	8,293
Issued for cash	673	4,081
Issued for non-cash consideration	-	6213

At period end	19,260	18,587

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	Six-months ended June 30, 2025	Year ended December 31, 2024
	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	Six-months ended June 30, 2025	Year ended December 31, 2024
	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs
Balance at January 1	628	628
Purchased during period	-	-

At period end	628	628

(a)
During the six-months ended June 30, 2025, the Company issued 13,447,000 ‘A’ Ordinary shares (672,000 ADSs) for the consideration of US$0.55 million settled in cash. The Company incurred expenses of US$0.02 million in connection with the issuances. No employee share options were exercised during the year.